Acquisitions - Schedule of Pro Forma Statement of Operations Information (Details) $ in Millions	12 Months Ended
Mar. 31, 2024 USD ($)
Business Acquisition [Line Items]
Revenues	$ 3,380.0
Net income (loss) attributable to Lionsgate Studios Corp.	$ (376.5)